NOTE 9 - CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2015
Convertible Note Payable [Abstract]
Convertible Note Payable [Text Block]
 NOTE 9 -       CONVERTIBLE NOTES PAYABLE

During 2015 the Company issued convertible notes in the aggregate of $526,315. During the year all but one convertible note holder exchanged their notes for shares of the Company’s common stock. The total amount converted, which includes current and prior year notes, was $895,101 at a per share conversion price ranging from $3.49 to $10.00. Interest was paid in cash to the respective note holders. The Company issued 121,543 shares of its common stock upon the conversion, including $902 of accrued interest.

For the twelve months ended December 31, 2014, holders of nine convertible notes elected to convert their notes into shares of the Company’s common stock.  The total principal amount of the converted notes was $215,378.  Accrued and unpaid interest for one convertible note in the amount of $107 was also converted into shares of the Company’s common stock.  Accrued and unpaid interest for the other eight convertible notes was paid in cash to the note holders.  As a result of these conversions, the Company issued a total of 43,097 shares of its common stock, at a conversion price of $5.00 per share, pursuant to the terms of the notes.

At December 31, 2015, one convertible note was outstanding with a principal amount of $30,000. The note accrues interest at 2% per annum and is payable on a quarterly basis, has a term of three years and is convertible into 2,728 shares of the Company’s common stock at an exercise price of $11.00 per share.

The Company accrued interest on outstanding convertible notes in the amount of $151 and $16,341 for the years ended December 31, 2015 and 2014, respectively.

Convertible notes payable at December 31 are summarized as follows:

	December 31,	December 31,
	2015	2014
Total convertible notes payable	$398,786	$873,263
Plus: new notes	526,315	-
Less: note conversions	$895,101	$474,477

Convertible notes payable, net	$30,000	$398,786
Less: current portion	-	9,608

Convertible notes payable, net, long-term portion	$30,000	$389,178